Operating Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The Company’s sales to customers by geographic destination are analyzed as follows:

		8-month
	Year ended	Period ended	Year ended	Year ended
	April 30,	December 31,	December 31	December 31
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Asia-Pacific Region	742,327	462,837	482,725	539,167
Europe	542,410	380,062	573,102	524,552
The United States	6,486	90,989	111,288	144,092
	1,291,223	933,888	1,167,115	1,207,811

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The location of the Company’s identifiable assets is as follows:

	April 30	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

PRC	723,210	616,777	598,889	514,260
Hong Kong	459,029	494,033	478,696	633,656
Macau	8,348	39,225	10,243	22,560
Thailand	3,142	27,396	62,899	97,034
United States	-	1,711	4,094	3,646
	1,193,729	1,179,142	1,154,821	1,271,156